Average Annual Total Returns (Vanguard REIT Index Fund ETF)	Vanguard REIT Index Fund Vanguard REIT Index Fund - ETF Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions Vanguard REIT Index Fund Vanguard REIT Index Fund - ETF Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions and Sale of Fund Shares Vanguard REIT Index Fund Vanguard REIT Index Fund - ETF Shares 2/1/2014 - 1/31/2015	Based on Market Value Vanguard REIT Index Fund Vanguard REIT Index Fund - ETF Shares 2/1/2014 - 1/31/2015	MSCI US REIT Index Vanguard REIT Index Fund Vanguard REIT Index Fund - ETF Shares 2/1/2014 - 1/31/2015	REIT Spliced Index Vanguard REIT Index Fund Vanguard REIT Index Fund - ETF Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	30.29%	28.88%	17.10%	30.41%	30.38%	30.38%
Five Years	16.99%	15.75%	13.11%	16.97%	17.05%	17.05%
Ten Years	8.54%	7.25%	6.30%	8.54%	8.31%	8.48%